Derivative and Financial Instruments - Credit Risk (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Schedule of Credit Risk [Line Items]
Collateral was posted for derivative instruments in a liability position	$ 0	$ 0
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Credit Derivative, Recourse Provisions	Certain of our derivative instruments contain provisions that require us to post collateral if the derivative exposure exceeds a threshold amount. We have contracts with fixed threshold amounts and other contracts with variable threshold amounts that are contingent on our credit rating. The variable threshold amounts typically decline for lower credit ratings, while both the variable and fixed threshold amounts typically revert to zero if we fall below investment grade. Cash is the primary collateral in all contracts; however, many also permit us to post letters of credit as collateral, such as transactions administered through the New York Mercantile Exchange.
In event of lowered credit rating [Member]
Schedule of Credit Risk [Line Items]
Derivative, Net Liability Position, Aggregate Fair Value	$ 79,000,000	$ 62,000,000
In event of downgrade below investment grade [Member]
Schedule of Credit Risk [Line Items]
Additional Collateral, Aggregate Fair Value	$ 76,000,000